CONSOLIDATED STATEMENTS OF CASH FLOWS In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 RUB	Dec. 31, 2010 RUB	Dec. 31, 2009 RUB
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 179.3	5,773.0	3,817.0	2,010.0
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization of property and equipment	56.7	1,826.0	1,147.0	872.0
Amortization of acquisition-related intangible assets	1.5	48.0	34.0	40.0
Share-based compensation expense	8.9	286.0	160.0	209.0
Deferred income taxes	(5.3)	(169.0)	2.0	(37.0)
Foreign exchange losses/(gains)	(3.1)	(101.0)	(11.0)	64.0
Other	1.2	40.0
Changes in operating assets and liabilities excluding the effect of acquisitions:
Accounts receivable, net	(13.5)	(434.0)	(437.0)	(108.0)
Funds receivable	(3.9)	(125.0)	(3.0)	68.0
Prepaid expenses and other assets	(33.9)	(1,092.0)	176.0	(465.0)
Accounts payable and accrued liabilities	32.5	1,045.0	641.0	342.0
Deferred revenue	10.8	348.0	166.0	56.0
Funds payable and amounts due to customers	10.9	349.0	271.0	136.0
Net cash provided by operating activities	242.1	7,794.0	5,963.0	3,187.0
CASH FLOWS USED IN INVESTING ACTIVITIES:
Purchase of property and equipment	(172.9)	(5,566.0)	(2,199.0)	(987.0)
Acquisitions of businesses, net of cash acquired	(22.9)	(735.0)	(143.0)	(232.0)
Investments in non-marketable equity securities	(14.8)	(478.0)	(92.0)
Investments in debt securities	(203.4)	(6,548.0)
Investments in term deposits	(419.9)	(13,519.0)	(5,248.0)	(4,128.0)
Maturities of term deposits	294.6	9,485.0	3,616.0	2,419.0
Escrow cash deposit	(13.4)	(433.0)
Net cash used in investing activities	(552.7)	(17,794.0)	(4,066.0)	(2,928.0)
CASH FLOWS (USED IN)/PROVIDED BY FINANCING ACTIVITIES:
Dividends paid			(906)	(160)
Ordinary shares issuance costs	(0.9)	(28.0)
Proceeds from issuance of ordinary shares	354.2	11,403.0		1.0
Proceeds from exercise of share options	7.2	231.0	1.0	34.0
Repurchase of share options	(0.3)	(8.0)	(2.0)	(107.0)
Net cash (used in)/provided by financing activities	360.2	11,598.0	(907.0)	(232.0)
Effect of exchange rate changes on cash and cash equivalents	42.1	1,353.0	(24.0)	120.0
Net change in cash and cash equivalents	91.7	2,951.0	966.0	147.0
Cash and cash equivalents at beginning of period	104.7	3,371.0	2,405.0	2,258.0
Cash and cash equivalents at end of period	196.4	6,322.0	3,371.0	2,405.0
Supplemental disclosure of cash flow information:
Cash paid for income taxes	52.3	1,684.0	1,179.0	629.0
Acquisition related activities:
Cash paid for acquisitions	23.1	745.0	236.0	232.0
Fair value of equity issued in connection with acquisitions			3	10